OTHER INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSES), NET
NOTE 15 - OTHER INCOME (EXPENSES), NET

Other income (expenses) is summarized as follows:

	Year ended December 31,
	2023	2022	2021
Interest expense to related parties (see Note 10)	$(21)	$(28)	$(83)
Interest expense and other bank charges	(471)	(350)	(801)
Interest expense to tax authorities	(1,182)	-	-
Interest income	2,227	121	24
Foreign currency gain (loss)	362	723	60
Gain from sale of investments (see Note 4)	707	-	186
Loss from investment in I-SEC Korea (see Note 4)	-	(131)	-
Loss from QDD	-	(218)	-
Other income (expense)	(38)	(4)	77
Total other income (expense), net	$1,584	$113	$(537)